UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21102

Helios Strategic Mortgage Income Fund, Inc.

(Exact name of registrant as specified in charter)

Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281-1010

(Address of principal executive offices) (Zip code)

Thomas F. Doodian, Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-549-8400

Date of fiscal year end: November 30, 2009

Date of reporting period: February 28, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.
(Formerly Hyperion Brookfield Strategic Mortgage Income Fund, Inc.)
Portfolio of Investments (Unaudited)
February 28, 2009
	Interest Rate		Maturity	Principal Amount (000’s)		Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 71.2%
U.S. Government Agency Pass-Through Certificates - 48.7%
Federal Home Loan Mortgage Corporation
Pool C69047	7.00%		06/01/32	$687	^	$733,968
Pool H01847	7.00		09/01/37	2,664	^	2,783,852
Pool G01466	9.50		12/01/22	638	^	712,410
Pool 555559	10.00		03/01/21	492		548,445
Federal National Mortgage Association
Pool 753914	5.50		12/01/33	5,430	^	5,584,473
Pool 754355	6.00		12/01/33	2,301	^	2,388,332
Pool 761836	6.00		06/01/33	2,334	^	2,425,041
Pool 945836	6.50		08/01/37	4,020	^	4,194,608
Pool 948362	6.50		08/01/37	4,162	^	4,342,537
Pool 650131	7.00		07/01/32	1,062	^	1,134,692
Pool 887431	7.50		08/01/36	304		320,828
Pool 398800	8.00		06/01/12	221		231,373
Pool 636449	8.50		04/01/32	1,227	^	1,344,062
Pool 458132	9.44		03/15/31	928	^	1,022,008

Total U.S. Government Agency Pass-Through Certificates
(Cost - $27,032,825)						27,766,629

U.S. Treasury Obligations - 22.5%
United States Treasury Notes
(Cost - $11,280,358)	4.50		05/15/17	11,500	^	12,830,585
Total U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost - $38,313,183)						40,597,214
ASSET-BACKED SECURITIES - 34.9%
Housing Related Asset-Backed Securities - 33.6%
ACE Securities Corp.
Series 2006-HE1, Class A2B (a) (c)	0.60	†	02/25/36	232		219,875
Argent Securities Inc.
Series 2006-W5, Class A2B (a) (c)	0.57	†	06/25/36	60		56,688
Asset-Backed Funding Certificates
Series 2005-AQ1, Class B1* (b) (d)	5.75/6.25		06/25/35	993		75,021
Series 2005-AQ1, Class B2* (b) (d)	5.75/6.25		06/25/35	1,050		39,806
Asset-Backed Securities Corp. Home Equity
Series 2006-HE3, Class A4 (a) (c)	0.64	†	03/25/36	521		355,551
Series 2005-HE5, Class A1A (a) (c)	0.74	†	06/25/35	1,250		1,164,808
Bear Stearns Asset-Backed Securities Trust
Series 2006-EC1, Class A2 (a) (c)	0.69	†	12/25/35	626		567,927
Carrington Mortgage Loan Trust
Series 2006-FRE2, Class A2 (a) (c)	0.59	†	10/25/36	726		606,131
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB8, Class AF2 (b) (c)	5.30/5.80		12/25/35	378		343,392
Countrywide Asset-Backed Certificates
Series 2006-26, Class 2A1 (a)	0.55	†	06/25/37	35		32,778
Fieldstone Mortgage Investment Corp.
Series 2006-3, Class 2A3 (a) (c)	0.63	†	11/25/36	1,105		324,275
Fremont Home Loan Trust
Series 2006-B, Class 2A2 (a) (c)	0.57	†	08/25/36	195		165,780
Green Tree
Series 2008-MH1, Class A3* (d)	8.97		04/25/38	1,312		1,054,234
GSAMP Trust
Series 2006-HE5, Class A2B (a) (c)	0.57	†	08/25/36	318		282,131
HSI Asset Securitization Corp. Trust
Series 2006-HE2, Class 2A1 (c)	0.52	†	12/25/36	529		471,937
IXIS Real Estate Capital Trust
Series 2006-HE3, Class A1(a) (c)	0.52	†	01/25/37	21		21,232
Series 2006-HE3, Class A2 (c)	0.57	†	01/25/37	1,500		1,365,227
Series 2006-HE1, Class A3 (c)	0.67	†	03/25/36	250		218,705
JP Morgan Mortgage Acquisition Corp.
Series 2006-HE2, Class A3 (a) (c)	0.49	†	07/25/36	1,410		1,272,248
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-2, Class A2A (a) (c)	0.58	†	05/25/37	1,151		1,048,014

See notes to financial statements.

1

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.
(Formerly Hyperion Brookfield Strategic Mortgage Income Fund, Inc.)
Portfolio of Investments (Unaudited)
February 28, 2009
	Interest Rate		Maturity	Principal Amount (000’s)	Value
ASSET-BACKED SECURITIES (continued)
Mid-State Trust
Series 2004-1, Class M2	8.11%		08/15/37	$1,070	$803,185
Morgan Stanley Capital Inc.
Series 2006-HE6, Class A2B (c)	0.57	†	09/25/36	665	483,041
Series 2006-WMC2, Class A2C (a) (c)	0.62	†	07/25/36	2,010	562,800
Series 2006-HE1, Class A3 (a) (c)	0.65	†	01/25/36	1,036	881,188
Option One Mortgage Loan Trust
Series 2006-2, Class 2A2 (a) (c)	0.57	†	07/25/36	1,166	1,026,869
Series 2005-4, Class A3 (a) (c)	0.73	†	11/25/35	1,376	1,082,112
Residential Asset Securities Corp.
Series 2005-KS12, Class A2 (a) (c)	0.72	†	01/25/36	1,194	1,007,819
Securitized Asset-Backed Receivables LLC Trust
Series 2005-FR5, Class A1A (a) (c)	0.76	†	08/25/35	582	514,920
Series 2005-HE1, Class A1A* (a) (c) (d)	0.77	†	10/25/35	519	484,192
Specialty Underwriting & Residential Finance
Series 2006-BC3, Class A2B (a) (c)	0.56	†	06/25/37	997	889,237
Series 2006-AB2, Class A2B (a) (c)	0.57	†	06/25/37	130	124,150
Structured Asset Investment Loan Trust
Series 2005-8, Class A3 (a) (c)	0.73	†	10/25/35	852	791,186
Structured Asset Securities Corp.
Series 2006-BC3, Class A2 (a) (c)	0.52	†	10/25/36	527	480,707
Washington Mutual Asset-Backed Certificates
Series 2006-HE5, Class 2A1 (c)	0.53	†	10/25/36	430	374,022

Total Housing Related Asset-Backed Securities
(Cost - $24,667,964)					19,191,188

Non-Housing Related Asset-Backed Securities - 1.3%
Airplanes Pass Through Trust
Series 1R, Class A8
(Cost - $944,942)	0.83	†	03/15/19	987	740,440
Total ASSET-BACKED SECURITIES
(Cost - $25,612,906)					19,931,628
COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.1%
Banc of America Commercial Mortgage, Inc.
Series 2007-2, Class L* (d)	5.37		04/10/49	1,127	46,831
Series 2006-1, Class J* (d)	5.59	†	09/10/45	1,000	67,379
Series 2007-2, Class K* (d)	5.70	†	04/10/49	3,000	134,301
Bear Stearns Commercial Mortgage Securities
Series 2006-PW13, Class K* (d)	5.26		09/11/41	347	29,568
Series 2006-PW11, Class H* (d)	5.46	†	03/11/39	1,100	118,402
Series 2006-PW13, Class H* (d)	6.03	†	09/11/41	2,450	274,821
Series 1999-C1, Class D	6.53		02/14/31	2,500	1,522,730
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD2, Class J* (d)	5.47	†	01/15/46	1,000	64,930
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class L* (d)	5.15		09/15/39	513	19,408
Series 2006-C4, Class M* (d)	5.15		09/15/39	565	21,375
Series 2006-C1, Class K* (d)	5.55	†	02/15/39	2,358	157,908
Series 2006-C4, Class K* (d)	6.10	†	09/15/39	2,970	174,862
GE Capital Commercial Mortgage Corp.
Series 2002-2A, Class G* (d)	6.04		08/11/36	3,000	1,650,324
Series 2002-2A, Class H* (d)	6.31		08/11/36	2,000	951,542
GMAC Commercial Mortgage Securities
Series 2006-C1, Class G* (d)	5.43	†	11/10/45	2,500	220,018
JP Morgan Chase Commercial Mortgage Securities
Series 2003-LN1, Class G* (d)	5.47	†	10/15/37	1,600	539,610
Series 2006-CB14, Class H* (d)	5.53	†	12/12/44	1,211	80,874
Series 2007-LD11, Class K* (d)	5.82	†	06/15/49	1,879	93,950
JP Morgan Mortgage Trust
Series 2007-CB18, Class G* (d)	5.73	†	06/12/47	600	31,143
Morgan Stanley Capital I
Series 2004-HQ4, Class G* (d)	5.35	†	04/14/40	1,000	270,340

See notes to financial statements.

2

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.
(Formerly Hyperion Brookfield Strategic Mortgage Income Fund, Inc.)
Portfolio of Investments (Unaudited)
February 28, 2009
	Interest Rate		Maturity	Principal Amount (000’s)	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class L* (d)	5.13%		04/15/47	$1,788	$89,400
Series 2005-C16, Class H* (d)	5.36	†	10/15/41	2,000	344,802
Total COMMERCIAL MORTGAGE BACKED SECURITIES
(Cost - $34,685,308)					6,904,518
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 17.2%
Subordinated Collateralized Mortgage Obligations - 17.2%
American Home Mortgage Investment Trust
Series 2005-2, Class 5A3 (b)	5.08/5.58		09/25/35	464	422,217
Banc of America Funding Corp.
Series 2005-2, Class B4	5.66	†	04/25/35	831	230,551
Series 2005-2, Class B5	5.66	†	04/25/35	657	15,647
Banc of America Alternative Loan Trust
Series 2004-3, Class 30B4	5.50		04/25/34	963	44,267
Series 2004-3, Class 30B5	5.50		04/25/34	496	11,651
Bank of America Mortgage Securities, Inc.
Series 2004-A, Class B4	5.35	†	02/25/34	1,064	125,542
Series 2003-10, Class 1B4	5.50		01/25/34	526	320,557
Series 2002-10, Class 1B3	6.00		11/25/32	1,304	1,091,326
Series 2007-4, Class B3	6.19	†	12/28/37	245	6,852
Cendant Mortgage Corp.
Series 2002-4, Class B1 (e)	6.50		07/25/32	2,304	1,965,617
Series 2002-4, Class B2 (e)	6.50		07/25/32	921	786,247
Series 2002-4, Class B3	6.50		07/25/32	538	445,834
Series 2002-4, Class B4	6.50		07/25/32	308	220,252
Series 2002-4, Class B5	6.50		07/25/32	231	126,694
Series 2002-4, Class B6* (d) (e)	6.50		07/25/32	308	132,215
Countrywide Alternative Loan Trust
Series 2006-0C8, Class 2A2A (a)	0.59	†	11/25/36	780	327,600
Countrywide Home Loans
Series 2003-J13, Class B3	5.22	†	01/25/34	343	51,410
Series 2003-J13, Class B5	5.22	†	01/25/34	258	12,891
Series 2007-11, Class B2	6.00		08/25/37	494	14,365
Series 2007-17, Class B1	6.23	†	10/25/37	566	45,619
First Horizon Alternative Mortgage Securities
Series 2005-AA6, Class B4	5.41	†	08/25/35	838	12,574
Series 2005-AA6, Class B5	5.41	†	08/25/35	237	2,370
First Horizon Mortgage Pass-Through Trust
Series 2005-4, Class B4* (d)	5.45	†	07/25/35	401	30,069
Series 2005-5, Class B4* (d)	5.46	†	10/25/35	691	10,360
Series 2005-5, Class B5* (d)	5.46	†	10/25/35	218	1,091
GSR Mortgage Loan Trust
Series 2004-5, Class 3A2	4.69		05/25/34	610	559,258
Harborview Mortgage Loan Trust
Series 2005-1, Class B4* (a) (d)	2.22	†	03/19/35	470	32,763
Series 2005-1, Class B5* (a) (d)	2.22	†	03/19/35	384	1,921
Series 2005-2, Class B4* (a) (d)	2.22	†	05/19/35	1,222	12,217
Series 2005-9, Class B11* (a) (d) (e)	2.22	†	06/20/35	473	75,392
Series 2005-14, Class B4* (a) (d)	5.55	†	12/19/35	389	3,888
JP Morgan Alternative Loan Trust
Series 2006-S1, Class 3A1A	5.35	†	03/25/36	567	523,474
JP Morgan Mortgage Trust
Series 2003-A1, Class B4 (e)	4.46	†	10/25/33	528	157,271
Series 2006-A6, Class B5 (e)	5.99	†	10/25/36	911	9,111
Series 2006-A6, Class B6 (e)	5.99	†	10/25/36	564	2,818
RAAC Series
Series 2005-SP1, Class M3	5.51	†	09/25/34	304	83,089
Residential Funding Mortgage Securities I, Inc.
Series 2004-S1, Class B2	5.25		02/25/34	427	53,123
Series 2003-S7, Class B2	5.50		05/25/33	293	39,071
Series 2003-S7, Class B3 (e)	5.50		05/25/33	484	79,365

See notes to financial statements.

3

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.
(Formerly Hyperion Brookfield Strategic Mortgage Income Fund, Inc.)
Portfolio of Investments (Unaudited)
February 28, 2009
	Interest Rate		Maturity	Principal Amount (000’s)	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
Resix Finance Limited Credit-Linked Note
Series 2005-C, Class B7* (d)	3.65	%†	09/10/37	$1,897	$189,718
Series 2004-C, Class B7* (d)	4.05	†	09/10/36	932	232,936
Series 2006-C, Class B9* (d) (e)	4.61	†	07/15/38	1,491	44,442
Series 2004-B, Class B8* (d) (e)	5.30	†	02/10/36	751	194,073
Series 2003-CB1, Class B8* (d) (e)	7.30	†	06/10/35	647	266,404
Series 2004-B, Class B9* (d) (e)	8.80	†	02/10/36	1,150	214,693
Series 2004-A, Class B10* (d) (e)	12.05	†	02/10/36	459	101,945
Structured Asset Securities Corp.
Series 2005-6, Class B5	5.33	†	05/25/35	473	14,199
Series 2005-6, Class B6	5.33	†	05/25/35	427	4,266
Series 2005-6, Class B7	5.33	†	05/25/35	156	391
Washington Mutual Mortgage Securities Corp.
Series 2005-AR2, Class B10* (a) (d)	1.67	†	01/25/45	1,349	26,985
Series 2005-AR2, Class B9 (a) (e)	1.67	†	01/25/45	564	36,788
Series 2002-AR12, Class B4	5.20	†	10/25/32	69	55,351
Series 2002-AR12, Class B5	5.20	†	10/25/32	52	41,907
Series 2002-AR12, Class B6	5.20	†	10/25/32	87	6,946
Wells Fargo Mortgage-Backed Securities Trust
Series 2002-10, Class B5	6.00		06/25/32	300	260,509

Total Subordinated Collateralized Mortgage Obligations
(Cost - $30,084,788)					9,778,132
Total NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES
(Cost - $30,084,788)					9,778,132
SHORT TERM INVESTMENTS - 8.8%
Federal Home Loan Mortgage Corporation Discount Notes (f)	0.13		03/05/09	2,345	2,344,961
Federal Home Loan Mortgage Corporation Discount Notes (f)	0.29		03/09/09	2,700	2,699,940
Total SHORT TERM INVESTMENTS
(Cost - $5,044,901)					5,044,901
Total Investments - 144.2%
(Cost - $133,741,086)					82,256,393
Liabilities in Excess of Other Assets - (44.2)%					(25,204,824)
NET ASSETS - 100.0%					$57,051,569

FOOTNOTES:

^	—	Portion or entire principal amount delivered as collateral for swap agreements.

†	—	Variable Rate Security - Interest rate is in effect as of February 28, 2009.

*	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2009, the total value of all such investments was $8,606,153 or 15.08%, of net assets.

(a)	—	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.

(b)	—	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

(c)	—	Investment in subprime security. As of February 28, 2009, the total value of all such investments was $17,186,164, or 30.12%, of net assets.

(d)	—	Private Placement.

(e)	—	Security is valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of February 28, 2009 the total value of all such securities was $4,066,381, or 7.13%, of net assets.

(f)	—	Zero Coupon Note - Interest rate represents current yield to maturity.

See notes to financial statements.

4

HELIOS TOTAL RETURN FUND, INC.

(Formerly Hyperion Brookfield Total Return Fund, Inc.)

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

(Formerly Hyperion Brookfield Strategic Mortgage Income Fund, Inc.)

Notes to Financial Statements

February 28, 2009

Valuation of Investments: Debt securities, including U. S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures established by and under the supervision of each Fund’s Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Funds. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective August 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs

HELIOS TOTAL RETURN FUND, INC.

(Formerly Hyperion Brookfield Total Return Fund, Inc.)

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

(Formerly Hyperion Brookfield Strategic Mortgage Income Fund, Inc.)

Notes to Financial Statements

February 28, 2009

may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

—	Level 1 — quoted prices in active markets for identical securities

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing the Funds’ investments carried at fair value:

	Investments in Securities
Valuation Inputs	Helios Total Return Fund, Inc.	Helios Strategic Mortgage Income Fund, Inc.

Level 1 - Quoted Prices	$-	$-

Level 2 - Other Significant Observable Inputs	135,765,100	45,642,114

Level 3 - Significant Unobservable Inputs	68,046,212	36,614,279

Total	$203,811,312	$82,256,393

	Other Financial Instruments*
Valuation Inputs	Helios Total Return Fund, Inc.	Helios Strategic Mortgage Income Fund, Inc.

Level 1 - Quoted Prices	$-	$-

Level 2 - Other Significant Observable Inputs	-	-

Level 3 - Significant Unobservable Inputs	(19,306,158)	(26,763,451)

Total	$(19,306,158)	$(26,763,451)

HELIOS TOTAL RETURN FUND, INC.

(Formerly Hyperion Brookfield Total Return Fund, Inc.)

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

(Formerly Hyperion Brookfield Strategic Mortgage Income Fund, Inc.)

Notes to Financial Statements

February 28, 2009

The following is a reconciliation of assets of which significant unobservable inputs (Level 3) were used in determining fair value:

	Helios Total Return Fund, Inc.		Helios Strategic Mortgage Income Fund, Inc.
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of December 1, 2008	$101,099,500	$(16,338,312)	$40,564,072	$(23,511,811)

Net sales at cost	(3,893,346)	(2,267,764)	(4,444,667)	(1,450,834)

Realized gain	1,125,484	2,267,764	853,965	1,450,834

Change in unrealized depreciation	(933,497)	(2,967,846)	(590,623)	(3,251,640)

Accretion/(amortization)	137,619	-	231,532	-

Transfers in and/or out of Level 3	(29,489,548)	-	-	-

Balance as of February 28, 2009	$68,046,212	$(19,306,158)	$36,614,279	$(26,763,451)

*Other financial instruments include options, futures, forwards and swap contracts.

Federal Income Tax Basis: The federal income tax basis of the Funds’ investments at February 28, 2009 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Helios Total Return Fund, Inc.	$302,270,679	$2,820,890	$(101,280,257)	$(98,459,367)

Helios Strategic Mortgage Income Fund, Inc.	133,741,086	2,297,170	(53,781,863)	(51,484,693)

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

At February 28, 2009, the Helios Strategic Mortgage Income Fund, Inc. did not have any reverse repurchase agreements outstanding and the Helios Total Return Fund, Inc. had the following reverse repurchase agreements outstanding:

HELIOS TOTAL RETURN FUND, INC.

(Formerly Hyperion Brookfield Total Return Fund, Inc.)

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

(Formerly Hyperion Brookfield Strategic Mortgage Income Fund, Inc.)

Notes to Financial Statements

February 28, 2009

Face Value	Description	Maturity Amount

$12,067,000	Credit Suisse 0.65%, dated 02/25/09, maturity 03/25/09	$12,073,101

11,512,500	Credit Suisse 0.40%, dated 02/26/09, maturity 03/12/09	11,514,291

12,901,414	Goldman Sachs 0.65%, dated 02/17/09, maturity 03/19/09	12,908,402

$36,480,914

	Maturity Amount, Including Interest Payable	$36,495,794

	Market Value of Assets Sold Under Agreements	$37,878,641

	Weighted Average Interest Rate	0.57%

The average daily balance of reverse repurchase agreements outstanding for Helios Total Return Fund, Inc. and Helios Strategic Mortgage Income Fund, Inc. during the year ended February 28, 2009 were approximately $40,670,905 at a weighted average interest rate of 1.28% and $4,379,167 at a weighted average interest rate of 0.50%, respectively. The maximum amount of reverse repurchase agreements outstanding at any time during the period for Helios Total Return Fund, Inc. and Helios Strategic Mortgage Income Fund, Inc. were $46,592,940 as of December 16, 2008 and $10,656,656 as of December 9, 2008, which were 23.40% and 14.72% of total assets, respectively.

Swap agreements: The Fund may enter into swap agreements to manage its exposure to various risks. An interest rate swap agreement involves the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offered Rate (“LIBOR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation or index of reference debt obligations is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/moratorium). The Funds will become protection sellers to take on credit risk in order to earn a premium. The Funds will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.

As of February 28, 2009, the following swap agreements were outstanding:

HELIOS TOTAL RETURN FUND, INC.

(Formerly Hyperion Brookfield Total Return Fund, Inc.)

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

(Formerly Hyperion Brookfield Strategic Mortgage Income Fund, Inc.)

Notes to Financial Statements

February 28, 2009

Helios Total Return Fund, Inc.

Credit Default Swaps – Sell Protection

Notional Amount(1)	Expiration Date	Description	Net Unrealized Appreciation / (Depreciation)(2)

$5,000,000	10/15/48	Agreement with Bear Stearns., dated 11/28/06 to receive monthly the notional amount multiplied by 0.75% and pay in the event of a write down, failure to pay a principal payment or an interest shortfall on WBCMT 2006-C28J.	$(4,498,546)

2,500,000	09/11/42	Agreement with Bear Stearns, dated 11/02/05 to receive monthly the notional amount multiplied by 2.10% and pay in the event of a write down, failure to pay a principal payment or an interest shortfall on BSCMS 2005-PWR9K.	(2,242,549)

5,000,000	10/12/41	Agreement with Greenwich Capital, dated 12/01/06 to receive monthly the notional amount multiplied by 0.75% and pay in the event of a write down, failure to pay a principal payment or an interest shortfall on BSCMS 2006-T24H.	(4,353,232)

5,000,000	08/12/41	Agreement with Greenwich Capital, dated 12/01/06 to receive monthly the notional amount multiplied by 0.75% and pay in the event of a write down, failure to pay a principal payment or an interest shortfall on MSC 2006-T23H.	(4,214,681)

5,000,000	02/15/39	Agreement with Royal Bank of Scotland, dated 08/11/06 to receive monthly the notional amount multiplied by 1.08% and pay in the event of a write down, failure to pay a principal payment or an interest shortfall on CSMC 2006 C1K.	(3,997,150)

			$(19,306,158)

Helios Strategic Mortgage Income Fund, Inc.

Credit Default Swaps – Sell Protection

Notional Amount(1)	Expiration Date	Description	Net Unrealized Appreciation / (Depreciation)(2)
$5,000,000	08/12/41	Agreement with Greenwich Capital, dated 12/01/06 to receive monthly the notional amount multiplied by 0.75% and to pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on MSC 2006-T23 H.	$(4,214,681)
5,000,000	10/12/41	Agreement with Greenwich Capital, dated 12/01/06 to receive monthly the notional amount multiplied by 0.75% and to pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on BSCMS 2006-T24 H.	(4,353,232)
5,000,000	02/11/44	Agreement with Bear Stearns, dated 06/01/07 to receive monthly the notional amount multiplied by 2.35% and to pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on BSCMS 2007-PW15 H.	(4,543,821)
5,000,000	10/15/48	Agreement with Bear Stearns, dated 11/28/06 to receive monthly the notional amount multiplied by 0.75% and to pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on WBCMT 2006-C28 J.	(4,498,546)

HELIOS TOTAL RETURN FUND, INC.

(Formerly Hyperion Brookfield Total Return Fund, Inc.)

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

(Formerly Hyperion Brookfield Strategic Mortgage Income Fund, Inc.)

Notes to Financial Statements

February 28, 2009

Notional Amount(1)	Expiration Date	Description	Net Unrealized Appreciation / (Depreciation)(2)
$5,000,000	01/15/49	Agreement with Bear Stearns, dated 06/01/07 to receive monthly the notional amount multiplied by 2.45% and to pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on CSMC 2007-C2 K.	$(4,615,914)
5,000,000	11/12/49	Agreement with Bear Stearns, dated 06/01/07 to receive monthly the notional amount multiplied by 2.35% and to pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on MSC 2007-T25 H.	(4,537,257)

			$(26,763,451)

(1)	The maximum potential amount the Funds could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the particular swap agreement.
(2)	Net unrealized depreciation when netted with upfront cash premiums paid represents the current fair value of credit derivatives and serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entities’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Designation of Restricted Illiquid Securities

Helios Total Return Fund, Inc.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets

Aerco Limited Series 2A, Class A3	0.92%	07/15/25	01/14/04- 05/04/05	$2,282,883	$1,210,890	0.8%

Asset Backed Funding Certificates Series 2005-AQ1, Class B1	5.75	06/25/35	05/23/05	1,829,898	150,041	0.1

Asset Backed Funding Certificates Series 2005-AQ1, Class B2	5.75	06/25/35	05/23/05	1,927,787	79,118	0.0

Banc of America Commercial Mortgage Trust Series 2006-2, Class J	5.48	05/10/45	06/12/06	291,877	18,282	0.0

Banc of America Commercial Mortgage Trust Series 2007-2, Class K	5.70	04/10/49	05/24/07	4,372,285	223,835	0.2

Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class H	6.03	09/04/41	09/13/06	4,047,086	457,998	0.3

Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class J	5.26	09/11/41	09/13/06	796,574	81,258	0.0

Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class K	5.26	09/11/41	09/13/06	596,622	59,051	0.1

Credit Suisse First Boston Mortgage Series 2004-C5, Class J	4.65	11/15/37	12/16/04	896,020	120,000	0.1

Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class K	6.10	09/15/39	09/21/06	4,937,279	291,436	0.2

Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class L	5.15	09/15/39	09/21/06	602,780	25,877	0.0

Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class M	5.15	09/15/39	09/21/06	650,664	28,525	0.0

CSC Holdings Inc.	8.50	04/15/14	01/08/09	445,460	480,000	0.3

HELIOS TOTAL RETURN FUND, INC.

(Formerly Hyperion Brookfield Total Return Fund, Inc.)

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

(Formerly Hyperion Brookfield Strategic Mortgage Income Fund, Inc.)

Notes to Financial Statements

February 28, 2009

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets

Federal National Mortgage Association Series 1998-W6, Class B3	7.09%	10/25/28	12/22/98	$704,568	$591,603	0.4%

First Horizon Mortgage Pass-Through Trust Series 2005-4, Class B5	5.45	07/25/35	06/28/05	299,564	14,032	0.0

First Horizon Mortgage Pass-Through Trust Series 2005-4, Class B6	5.45	07/25/35	06/28/05	84,868	2,007	0.0

Franchisee Loan Receivable Trust Series 1995-B, Class A	10.25	10/01/15	12/20/95	677,301	155,553	0.1

Harborview Mortgage Loan Trust Series 2005-1, Class B4	2.22	03/19/35	02/11/05	863,692	65,785	0.0

Harborview Mortgage Loan Trust Series 2005-1, Class B5	2.22	03/19/35	02/11/05	581,195	3,833	0.0

Harborview Mortgage Loan Trust Series 2005-2, Class B4	2.22	05/19/35	03/22/05	2,215,098	24,431	0.0

Harborview Mortgage Loan Trust Series 2005-9, Class B11	2.22	06/20/35	10/03/07	673,188	125,969	0.1

Harborview Mortgage Loan Trust Series 2005-14, Class B4	5.55	12/19/35	12/14/05	974,542	11,644	0.0

LB-UBS Commercial Mortgage Trust Series 2002-C2, Class L	5.68	07/15/35	06/26/02	4,778,591	2,077,605	1.4

Morgan Stanley Capital I Series 2006-IQ11, Class J	5.53	10/15/42	05/24/06	217,742	13,042	0.0

Resix Finance Limited Credit-Linked Notes Series 2004-A, Class B10	12.05	02/10/36	03/09/04	804,062	178,404	0.1

Resix Finance Limited Credit-Linked Notes Series 2004-C, Class B7	4.05	09/10/36	09/23/04	1,397,616	349,404	0.2

Resix Finance Limited Credit-Linked Notes Series 2006-C, Class B11	7.71	07/15/38	09/14/06	993,961	59,638	0.1

Resix Finance Limited Credit-Linked Notes Series 2006-C, Class B12	9.71	07/15/38	09/14/06	1,987,921	139,154	0.1

Washington Mutual Series 2005-AR2, Class B11	1.67	01/25/45	01/20/05	1,954,911	19,422	0.0

					$7,057,837	4.6%
Helios Strategic Mortgage Income Fund, Inc.
Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets

Asset-Backed Funding Certificates Series 2005-AQ1, Class B1	5.75%	06/25/35	05/23/05	$914,949	$75,021	0.1%

Asset-Backed Funding Certificates Series 2005-AQ1, Class B2	5.75	06/25/35	05/23/05	969,898	39,806	0.1

Banc of America Commercial Mortgage, Inc. Series 2007-2, Class K	5.70	04/10/49	05/24/07	2,623,371	134,301	0.2

Banc of America Commercial Mortgage, Inc. Series 2007-2, Class L	5.37	04/10/49	05/24/07	978,083	46,831	0.1

HELIOS TOTAL RETURN FUND, INC.

(Formerly Hyperion Brookfield Total Return Fund, Inc.)

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

(Formerly Hyperion Brookfield Strategic Mortgage Income Fund, Inc.)

Notes to Financial Statements

February 28, 2009

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets

Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class H	6.03%	09/11/41	09/13/06	$2,428,450	$274,821	0.5%

Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class K	5.26	09/11/41	09/13/06	298,742	29,568	0.1

Cendant Mortgage Corp. Series 2002-4, Class B6	6.50	07/25/32	07/26/02	149,833	132,215	0.2

Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class K	6.10	09/15/39	09/21/06	2,962,367	174,862	0.3

Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class L	5.15	09/15/39	09/21/06	452,085	19,408	0.0

Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class M	5.15	09/15/39	09/21/06	487,567	21,375	0.0

First Horizon Mortgage Pass-Through Trust Series 2005-4, Class B4	5.45	07/25/35	06/28/05	366,528	30,069	0.1

First Horizon Mortgage Pass-Through Trust Series 2005-5, Class B4	5.46	10/25/35	09/08/05	622,726	10,360	0.0

First Horizon Mortgage Pass-Through Trust Series 2005-5, Class B5	5.46	10/25/35	09/08/05	158,980	1,091	0.0

Harborview Mortgage Loan Trust Series 2005-1, Class B4	2.22	03/19/35	02/11/05	430,139	32,763	0.1

Harborview Mortgage Loan Trust Series 2005-1, Class B5	2.22	03/19/35	02/11/05	291,394	1,921	0.0

Harborview Mortgage Loan Trust Series 2005-2, Class B4	2.22	05/19/35	03/22/05	1,107,735	12,217	0.0

Harborview Mortgage Loan Trust Series 2005-9, Class B11	2.22	06/20/35	10/03/07	402,903	75,392	0.1

Harborview Mortgage Loan Trust Series 2005-14, Class B4	5.55	12/19/35	12/14/05	321,934	3,888	0.0

Resix Finance Limited Credit-Linked Note Series 2004-A, Class B10	12.05	02/10/36	03/09/04	459,464	101,945	0.2

Resix Finance Limited Credit-Linked Note Series 2004-B, Class B8	5.30	02/10/36	05/21/04	750,626	194,073	0.3

Resix Finance Limited Credit-Linked Note Series 2004-B, Class B9	8.80	02/10/36	05/21/04	1,149,856	214,693	0.4

Resix Finance Limited Credit-Linked Note Series 2004-C, Class B7	4.05	09/10/36	09/23/04	931,744	232,936	0.4

Resix Finance Limited Credit-Linked Note Series 2005-C, Class B7	3.65	09/10/37	09/09/05	1,897,185	189,718	0.3

Resix Finance Limited Credit-Linked Note Series 2006-C, Class B9	4.61	07/15/38	09/14/06	1,490,936	44,442	0.1

Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class L	5.13	04/15/47	05/11/07	1,549,470	89,400	0.2

Washington Mutual Mortgage Securities Corp. Series 2005-AR2, Class B10	1.67	01/25/45	01/20/05	1,181,303	26,985	0.1

					$2,210,101	3.9%

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

By:	/s/ Clifford E. Lai
Clifford E. Lai
Principal Executive Officer

Date: April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Clifford E. Lai
Clifford E. Lai
Principal Executive Officer

Date: April 1, 2009

By:	/s/ Thomas F. Doodian
Thomas F. Doodian
Treasurer and Principal Financial Officer

Date: April 1, 2009